June 1, 1997
                         THE DREYFUS/LAUREL FUNDS, INC._
                DREYFUS INSTITUTIONAL S&P 500 STOCK INDEX FUND
                            SUPPLEMENT TO PROSPECTUS
                              DATED MARCH 1, 1997
        EFFECTIVE JUNE 1, 1997, THE FOLLOWING INFORMATION SUPERSEDES ANY
CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        The Telephone Redemption Privilege is granted automatically unless you specifically refuse it by checking the applicable "No" box on the Account Application. The Telephone Redemption Privilege may be established for an existing account by a separate signed Shareholder Services Form or by oral request from any of the authorized signatories on the account by calling 1-800-645-6561.
        THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE FIRST SENTENCE IN THE THIRD PARAGRAPH CONTAINED IN THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "HOW TO BUY FUND SHARES _ GENERAL."
        The Fund's minimum initial investment is $25,000.
                                                                    713s060197